GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                          File Nos. 2-89550, 811-03972

The information required to be contained in this report for the period ending December 31, 1998 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on February 23, 1999
Accession No. 0000814680-99-000002

Fidelity Variable Insurance Products Fund
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on February 9, 1999
Accession No. 0000356494-99-000001

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on February 19, 1999
Accession No. 0000356494-99-000005

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 26, 1999
Accession No. 0001012709-99-000114

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 26, 1999
Accession No. 0000356476-99-000007

Stein Roe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed via EDGAR and accepted on February 26, 1999
Accession No. 0000891804-99-000362